DUE TO RELATED PARTY	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9 — DUE TO RELATED PARTY

As of June 30, 2014 and September 30, 2013, the Company had outstanding debts from a related party, Hua Mei Investments Limited (“Hua Mei”), of $1,295,639 and $718,261, respectively. These debts are non-interest bearing and payable on demand. The proceeds of these debts were utilized as working capital.

Note 10 – Due to Related Party

As of September 30, 2013 and 2012, the Company had outstanding debts from a related party, Hua Mei Investments Limited (“Hua Mei”), of $718,261 and $391,994, respectively. These debts are non-interest bearing and payable on demand. The proceeds of these debts were utilized as working capital.